UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09583

UBS Eucalyptus Fund, L.L.C.

(Exact name of registrant as specified in charter)

299 Park Avenue, 29th Floor

New York, NY 10171

(Address of principal executive offices) (Zip code)

James M. Hnilo, Esq.

UBS Alternative and Quantitative Investments LLC

One North Wacker Drive, 32nd Floor

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 525-6000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments

(Unaudited)

September 30, 2012

	INVESTMENTS IN SECURITIES (127.84%)
Par ($)		Fair Value

	CORPORATE BONDS (2.23%)

	MEDICAL - BIOMEDICAL/GENETICS (0.85%)
600,000	Incyte Corp. Ltd., 4.75%, 10/01/15 (a)	$1,297,869

	MEDICAL - DRUGS (1.38%)
87,343	Rotavax Royalty Sub LLC, 5.50%, 10/15/14 *	87,343
1,188,216	RS Royalty Sub Lyrica LLC, 11.00%, 05/01/19	1,194,157
800,000	Sanofi, 1.20%, 09/30/14 – (France) (a), (b)	811,442

		2,092,942

	TOTAL CORPORATE BONDS (Cost $2,686,177)	3,390,811

Shares

	COMMON STOCK (124.47%)

	DIAGNOSTIC EQUIPMENT (1.71%)
600,000	Affymetrix, Inc. *,(a)	2,598,000

	DIAGNOSTIC KITS (2.59%)
354,000	OraSure Technologies, Inc. *,(a)	3,936,480

	DISPOSABLE MEDICAL EQUIPMENT (1.83%)
2,150,000	Shandong Weigao Group Medical Polymer Co., Ltd. – (China) (b)	2,778,573

	DRUG DELIVERY SYSTEMS (1.82%)
634,000	Antares Pharma, Inc. *,(a)	2,764,240

	INSTRUMENTS - SCIENTIFIC (3.09%)
51,000	Fluidigm Corp. *,(a)	867,000
65,000	Thermo Fisher Scientific, Inc. (a)	3,823,950

		4,690,950

	MEDICAL - BIOMEDICAL/GENETICS (31.78%)
205,000	3SBio, Inc. *,(a), (c)	2,662,950
131,000	Affymax, Inc. *	2,758,860
42,000	Ariad Pharmaceuticals, Inc. *,(a)	1,017,450
228,200	Bavarian Nordic A/S – (Denmark) *,(a), (b)	1,953,317
39,000	Biogen Idec, Inc. *,(a)	5,819,970
105,000	Celsion Corp. *	569,100
266,000	Dendreon Corp. *,(a)	1,284,780
264,900	Exact Sciences Corp. *,(a)	2,916,549
121,000	Gilead Sciences, Inc. *,(a)	8,025,930
88,000	Illumina, Inc. *,(a)	4,241,600
121,400	Immunogen Inc. *,(a)	1,772,440
190,500	Incyte Corp. Ltd. *,(a)	3,438,525
81,000	Life Technologies Corp. *,(a)	3,959,280
80,900	NPS Pharmaceuticals, Inc. *,(a)	748,325
145,000	Oncothyreon, Inc. *,(a)	745,300
20,700	Regeneron Pharmaceuticals, Inc. *,(a)	3,160,062
370,000	Sequenom, Inc. *,(a)	1,306,100
19,500	Vertex Pharmaceuticals, Inc. *,(a)	1,091,025
210,900	XOMA Corp. *,(a)	778,221

		48,249,784

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

Shares		Fair Value

	COMMON STOCK (CONTINUED)

	MEDICAL - DRUGS (44.52%)
58,000	Abbott Laboratories (a)	$3,976,480
51,000	Achillion Pharmaceuticals, Inc. *	530,910
90,000	Actelion, Ltd. – (Switzerland) (b)	4,508,618
476,100	Array BioPharma, Inc. *,(a)	2,789,946
108,000	Bristol-Myers Squibb Co. (a)	3,645,000
40,000	Chugai Pharmaceutical Co., Ltd. – (Japan) (b)	840,586
83,700	Endocyte, Inc. *,(a)	834,489
32,600	Hi-Tech Pharmacal Co, Inc. *,(a)	1,079,386
148,200	Infinity Pharmaceuticals, Inc. *,(a)	3,490,110
227,000	Map Pharmaceuticals, Inc. *,(a)	3,534,390
49,200	Medivation, Inc. *,(a)	2,772,912
38,300	Medivir AB – (Sweden) *,(a), (b)	441,029
87,000	Merck & Co., Inc. (a)	3,923,700
427,500	Mitsubishi Tanabe Pharma Corp. – (Japan) (a), (b)	6,522,158
102,000	Nichi-iko Pharmaceutical Co., Ltd. – (Japan) (a), (b)	2,409,629
52,000	Ono Pharmaceutical Co., Ltd. – (Japan) (a), (b)	3,211,451
295,000	Pernix Therapeutics Holdings *,(a)	2,197,750
188,000	Pfizer, Inc. (a)	4,671,800
83,000	Repros Therapeutics Inc. *	1,204,853
39,000	Roche Holding AG – (Switzerland) (a), (b)	7,291,231
15,000	Salix Pharmaceuticals, Ltd. *,(a)	635,100
605,775	Skyepharma PLC – (United Kingdom) *,(b)	899,952
2,950,000	United Laboratories Ltd/The – (Cayman Islands) (b)	1,415,405
193,900	Vivus, Inc. *,(a)	3,455,298
114,700	Xenoport, Inc. *,(a)	1,314,462

		67,596,645

	MEDICAL - GENERIC DRUGS (10.70%)
140,000	Impax Laboratories, Inc. *,(a)	3,634,400
126,700	Nippon Chemiphar Co., Ltd. – (Japan) (a), (b)	773,526
34,000	Sawai Pharmaceutical Co., Ltd. – (Japan) (a), (b)	3,963,608
45,000	Towa Pharmaceutical Co., Ltd. – (Japan) (a), (b)	3,019,170
57,000	Watson Pharmaceuticals, Inc. *	4,854,120

		16,244,824

	MEDICAL - HMO (6.84%)
45,000	CIGNA Corp. (a)	2,122,650
37,000	Humana, Inc. (a)	2,595,550
51,000	United Health Group, Inc. (a)	2,825,910
49,000	Wellpoint, Inc. (a)	2,842,490

		10,386,600

	MEDICAL INSTRUMENTS (2.30%)
65,100	MAKO Surgical Corp. *,(a)	1,133,391
168,800	Natus Medical, Inc. *,(a)	2,206,216
49,200	Solta Medical, Inc. *,(a)	154,488

		3,494,095

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

Shares		Fair Value

	COMMON STOCK (CONTINUED)

	MEDICAL PRODUCTS (2.56%)
2,520,000	Biosensors International Group Ltd. – (Bermuda) *,(b)	$2,506,236
37,000	Syneron Medical, Ltd. – (Israel) *,(a), (b)	360,750
267,000	Uroplasty, Inc. *,(a)	1,017,270

		3,884,256

	PATIENT MONITORING EQUIPMENT (0.57%)
36,000	Masimo Corporation *,(a)	870,480

	PHARMACY SERVICES (3.05%)
74,000	Express Scripts Holding Co. *,(a)	4,637,580

	THERAPEUTICS (11.11%)
63,000	Algeta ASA – (Norway) *,(b)	1,628,707
71,100	Biomarin Pharmaceutical, Inc. *,(a)	2,863,197
1,320,200	China Shineway Pharmaceutical Group Ltd. – (Cayman Islands) (b)	1,900,289
267,500	Neurocrine Biosciences, Inc. *,(a)	2,134,650
60,000	Onyx Pharmaceuticals, Inc. *,(a)	5,070,000
242,000	Warner Chilcott PLC – (Ireland) *,(b)	3,267,000

		16,863,843

	TOTAL COMMON STOCK (Cost $167,574,811)	188,996,350

	WARRANTS (0.86%)

	MEDICAL - BIOMEDICAL/GENETICS (0.86%)
24,300	Alexza Pharmaceuticals, Inc., $27.70, 10/05/2016 *	17,253
137,000	Celsion Corp., $2.36, 12/01/2016 *	467,170
2,181	Novelos Therapeutics, Inc., $0.11, 07/27/15 *	—
150,000	Talon Therapeutics, Inc., $0.01, 10/07/16 *	91,500
62,500	Talon Therapeutics, Inc., $0.60, 10/07/16 *	19,375
325,000	XOMA Corp., $1.76, 01/01/14 *	715,000

		1,310,298

	TOTAL WARRANTS (Cost $359,720)	1,310,298

Number of Contracts

	PURCHASED OPTIONS (0.28%)

	HEALTH & BIOTECHNOLOGY (0.00%)
140	Health Care Select Sector SPDR Fund, 10/20/12 $40.00 Put *	5,600

	MEDICAL - BIOMEDICAL/GENETICS (0.12%)
150	Celsion Corp, 04/20/13 $4.50 Call *	28,500
150	Celsion Corp, 04/20/13 $4.00 Put *	26,250
215	Illumina Inc, 12/22/12 $45.00 Call *	107,500
155	Vertex Pharmaceuticals Inc, 10/20/12 $49.00 Put *	8,525
20	Vertex Pharmaceuticals Inc, 10/20/12 $57.50 Put *	7,400

		178,175

	MEDICAL - DRUGS (0.10%)
180	Abbott Laboratories, 01/19/13 $70.00 Call *	22,680
230	Bristol-Myers Squibb Co., 01/19/13 $35.00 Call *	10,580

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

Number of Contracts		Fair Value

	PURCHASED OPTIONS (CONTINUED)

	MEDICAL - DRUGS (CONTINUED)
80	Elan Corp PLC, 10/20/12 $17.00 Call *	$240
565	Eli Lilly & Co, 10/20/12 $46.00 Call *	118,650
105	Eli Lilly & Co, 10/20/12 $46.00 Put *	7,140

		159,290

	MEDICAL INSTRUMENTS (0.01%)
55	MAKO Surgical Corp, 10/20/12 $17.50 Call *	6,875
90	MAKO Surgical Corp, 11/17/12 $20.00 Call *	11,700

		18,575

	MEDICAL PRODUCTS (0.00%)
60	Nordion Inc, 11/17/12 $10.00 Call *	300

	PHARMACY SERVICES (0.03%)
175	Express Scripts Holding Co, 01/19/13 $65.00 Call *	40,600

	STOCK INDEX (0.01%)
70	SPDR S&P 500 ETF Trust, 10/20/12 $145.00 Put *	15,260

	THERAPEUTICS (0.01%)
35	Onyx Pharmaceuticals Inc, 10/20/12 $85.00 Call *	11,200

	TOTAL PURCHASED OPTIONS (Cost $488,026)	429,000

	TOTAL INVESTMENTS IN SECURITIES (Cost $171,108,734)	194,126,459

Shares

	SECURITIES SOLD, NOT YET PURCHASED ((49.92)%)

	COMMON STOCK SOLD, NOT YET PURCHASED ((47.84)%)

	DIAGNOSTIC EQUIPMENT ((0.35)%)
(15,500)	Cepheid, Inc. *	(534,905)

	DIAGNOSTIC KITS ((2.41)%)
(30,000)	DiaSorin SpA – (Italy) (b)	(1,045,929)
(138,000)	Quidel Corp. *	(2,612,340)

		(3,658,269)

	DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES ((0.82)%)
(18,000)	Chemed Corp.	(1,247,220)

	FILTRATION/SEPARATE PRODUCTS ((1.46)%)
(35,000)	Pall Corp.	(2,222,150)

	INSTRUMENTS - SCIENTIFIC ((2.70)%)
(60,000)	PerkinElmer Inc	(1,768,200)
(28,000)	Waters Corp. *	(2,333,240)

		(4,101,440)

	MEDICAL - BIOMEDICAL/GENETICS ((8.46)%)
(66,000)	Alnylam Pharmaceuticals, Inc. *	(1,240,140)
(31,000)	Amgen, Inc.	(2,613,920)
(116,000)	Arqule, Inc. *	(592,760)

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

Shares		Fair Value

	COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)

	MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
(48,400)	Aveo Pharmaceuticals, Inc. *	$(503,844)
(20,500)	Incyte Corp. Ltd.	(370,025)
(11,200)	Ligand Pharmaceuticals Inc. *	(192,080)
(192,000)	Mesoblast, Ltd. – (Australia) *,(b)	(1,341,722)
(48,000)	Myriad Genetics, Inc. *	(1,295,520)
(90,800)	Prolatix Biotherapeutics, Inc. *	(470,344)
(85,000)	Seattle Genetics, Inc. *	(2,290,750)
(34,500)	Vertex Pharmaceuticals, Inc. *	(1,930,275)

		(12,841,380)

	MEDICAL - DRUGS ((12.03)%)
(103,800)	Almirall SA – (Spain) *,(b)	(809,248)
(56,000)	AstraZeneca PLC – (United Kingdom) (b)	(2,672,179)
(108,600)	Dainippon Sumitomo Pharma Co., Ltd. – (Japan) (b)	(1,197,627)
(42,000)	Eisai Co., Ltd. – (Japan) (b)	(1,900,188)
(52,300)	Eli Lilly and Company	(2,479,543)
(10,000)	Novo Nordisk A/S – (Denmark) (b)	(1,581,641)
(183,900)	Sciclone Pharmaceuticals Inc. *	(1,020,645)
(54,000)	Shionogi & Co., Ltd. – (Japan) (b)	(827,322)
(105,000)	Synta Pharmaceuticals Corp. *	(800,100)
(18,300)	Taisho Pharmaceutical Holdings Co. Ltd. – (Japan) (b)	(1,498,287)
(61,000)	Takeda Pharmaceutical Co., Ltd. – (Japan) (b)	(2,818,599)
(12,000)	UCB SA – (Belgium) (b)	(660,595)

		(18,265,974)

	MEDICAL - GENERIC DRUGS ((0.80)%)
(50,000)	Mylan Laboratories, Inc. *	(1,220,000)

	MEDICAL - WHOLESALE DRUG DISTRIBUTION ((0.92)%)
(36,000)	AmerisourceBergen Corp.	(1,393,560)

	MEDICAL INSTRUMENTS ((1.99)%)
(20,500)	Bruker Corporation *	(268,345)
(65,000)	Getinge AB – (Sweden) (b)	(1,964,889)
(11,000)	Techne Corp.	(791,340)

		(3,024,574)

	MEDICAL LABS & TESTING SERVICES ((1.32)%)
(2,000)	Eurofins Scientific – (France) (b)	(284,060)
(27,000)	Quest Diagnostics Inc.	(1,712,610)

		(1,996,670)

	MEDICAL PRODUCTS ((11.09)%)
(35,300)	Abiomed Inc *	(740,947)
(39,000)	Becton, Dickinson and Company	(3,063,840)
(28,000)	Covidien PLC – (Ireland) (b)	(1,663,760)
(101,000)	Hospira, Inc. *	(3,314,820)
(66,000)	Johnson & Johnson	(4,548,060)
(87,400)	Luminex Corp. *	(1,699,056)

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

Shares		Fair Value

	COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)

	MEDICAL PRODUCTS (CONTINUED)
(30,000)	Varian Medical Systems, Inc. *	$(1,809,600)

		(16,840,083)

	OPTICAL SUPPLIES ((1.05)%)
(17,000)	Cie Generale d’Optique Essilor International SA – (France) (b)	(1,593,710)

	THERAPEUTICS ((2.44)%)
(39,300)	Osiris Therapeutics, Inc. *	(434,265)
(27,300)	Pharmacyclics, Inc. *	(1,760,850)
(57,900)	Theravance, Inc. *	(1,500,189)

		(3,695,304)

	TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds of Sales $(65,842,340))	(72,635,239)

	EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED ((2.08)%)

	STOCK INDEX ((2.08)%)
(22,000)	SPDR S&P 500 ETF Trust	(3,166,460)

	TOTAL EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED (Proceeds of Sales $(3,147,882))	(3,166,460)

	TOTAL SECURITIES SOLD, NOT YET PURCHASED (Proceeds of Sales $(68,990,222))	(75,801,699)

Number of Contracts

	DERIVATIVE CONTRACTS (0.06%)

	WRITTEN OPTIONS ((0.17)%)

	MEDICAL - BIOMEDICAL/GENETICS ((0.08)%)
(200)	Amgen Inc, 01/19/13 $57.50 Put *	(6,200)
(150)	Amgen Inc, 01/19/13 $67.50 Put *	(7,200)
(150)	Celsion Corp, 01/19/13 $4.50 Call *	(24,000)
(150)	Celsion Corp, 01/19/13 $4.00 Put *	(16,500)
(150)	Illumina Inc, 12/22/12 $55.00 Call *	(15,750)
(155)	Illumina Inc, 12/22/12 $40.00 Put *	(14,725)
(175)	Incyte Corp Ltd, 10/20/12 $20.00 Put *	(35,000)

		(119,375)

	MEDICAL - DRUGS ((0.06)%)
(375)	Bristol-Myers Squibb Co, 01/19/13 $30.00 Put *	(13,500)
(75)	Orexigen Therapeutics Inc, 10/20/12 $5.00 Put *	(1,125)
(75)	Orexigen Therapeutics Inc, 10/20/12 $6.00 Put *	(3,375)
(70)	Salix Pharmaceuticals Ltd, 10/20/12 $40.00 Put *	(6,650)
(70)	Salix Pharmaceuticals Ltd, 01/19/13 $40.00 Put *	(28,000)
(25)	Shire PLC, 01/19/13 $77.50 Put *	(4,500)
(140)	Shire PLC, 01/19/13 $80.00 Put *	(34,300)

		(91,450)

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

Number of Contracts		Fair Value

	WRITTEN OPTIONS (CONTINUED)

	MEDICAL INSTRUMENTS (0.00%)
(140)	MAKO Surgical Corp, 11/17/12 $12.50 Put *	$(7,000)

	PHARMACY SERVICES ((0.03)%)
(175)	Express Scripts Holding Co, 01/19/13 $70.00 Call *	(15,225)
(175)	Express Scripts Holding Co, 01/19/13 $57.50 Put *	(25,375)

		(40,600)

	TOTAL WRITTEN OPTIONS (Premiums $(296,197))	(258,425)

Notional Amount ($)

	SWAPS (0.23%)
12,735,518	Equity Swap, long exposure	687,047
(25,663,714)	Equity Swap, short exposure	(343,926)

	TOTAL SWAPS	343,121

	TOTAL DERIVATIVE CONTRACTS (Premiums $(296,197))	84,696

TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET PURCHASED AND DERIVATIVE CONTRACTS — 77.98%		118,409,456

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES — 22.02%		33,432,058

TOTAL MEMBERS’ CAPITAL — 100.00%		$151,841,514

Percentages shown represent a percentage of members’ capital as of September 30, 2012.

*	Non-income producing security.
(a)	Partially or wholly held ($158,592,201 total fair value) in a pledged account by the custodians as collateral.
(b)	Foreign security.
(c)	American Depository Receipt.

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

DERIVATIVE CONTRACTS

EQUITY SWAPS

UBS Eucalyptus Fund, L.L.C. had the following open equity swaps as of September 30, 2012:

Notional Amount	Shares	Maturity Date	Description	Unrealized Appreciation (Depreciation)

Buy $2,764,055	30,200	10/04/2012	Agreement with Goldman Sachs & Co., to pay the total return of the Orbimed Emerging Markets Healthcare Index in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 50 bps.	$215,779

Buy $861,652	10,000	10/19/2012	Agreement with Goldman Sachs & Co., to pay the total return of the Orbimed Emerging Markets Healthcare Index in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 65 bps.	$125,048

Buy $803,857	8,900	03/12/2013	Agreement with Goldman Sachs & Co., to pay the total return of the Orbimed Emerging Markets Healthcare Index in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 65 bps.	$74,306

Buy $2,397,525	22,000	10/24/2013	Agreement with Goldman Sachs & Co., to pay the total return of the Orbimed Custom M&A Basket in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 40 bps.	$(68,165)

Buy $3,116,182	28,600	02/07/2013	Agreement with Goldman Sachs & Co., to pay the total return of the GS Global Pharma in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 35 bps.	$(3,112)

Buy $19,613	5,060	03/18/2013	Agreement with Goldman Sachs & Co., to pay the total return of Jiangsu Hengrui Medicine Co., Ltd.	$4,786

Buy $29,595	7,810	04/05/2013	Agreement with Goldman Sachs & Co., to pay the total return of Jiangsu Hengrui Medicine Co., Ltd.	$8,065

Buy $89,505	22,550	06/03/2013	Agreement with Goldman Sachs & Co., to pay the total return of Jiangsu Hengrui Medicine Co., Ltd.	$19,231

Buy $492,367	114,180	06/20/2013	Agreement with Goldman Sachs & Co., to pay the total return of Jiangsu Hengrui Medicine Co., Ltd.	$58,207

Buy $214,515	47,436	06/24/2013	Agreement with Goldman Sachs & Co., to pay the total return of Jiangsu Hengrui Medicine Co., Ltd.	$14,220

Buy $3,714	800	07/19/2013	Agreement with Goldman Sachs & Co., to pay the total return of Jiangsu Hengrui Medicine Co., Ltd.	$144

Buy $23,301	5,000	07/22/2013	Agreement with Goldman Sachs & Co., to pay the total return of Jiangsu Hengrui Medicine Co., Ltd.	$809

Buy $18,628	4,000	07/23/2013	Agreement with Goldman Sachs & Co., to pay the total return of Jiangsu Hengrui Medicine Co., Ltd.	$660

Buy $139,608	30,000	07/24/2013	Agreement with Goldman Sachs & Co., to pay the total return of Jiangsu Hengrui Medicine Co., Ltd.	$5,051

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

DERIVATIVE CONTRACTS

EQUITY SWAPS (CONTINUED)

Notional Amount	Shares	Maturity Date	Description	Unrealized Appreciation (Depreciation)

Buy $96,452	20,849	08/12/2013	Agreement with Goldman Sachs & Co., to pay the total return of Jiangsu Hengrui Medicine Co., Ltd.	$4,082

Buy $24,444	5,084	08/20/2013	Agreement with Goldman Sachs & Co., to pay the total return of Jiangsu Hengrui Medicine Co., Ltd.	$71

Buy $251,509	52,551	09/09/2013	Agreement with Goldman Sachs & Co., to pay the total return of Jiangsu Hengrui Medicine Co., Ltd.	$1,891

Buy $31,223	6,500	09/27/2013	Agreement with Goldman Sachs & Co., to pay the total return of Jiangsu Hengrui Medicine Co., Ltd.	$121

Buy $90,010	18,500	09/27/2013	Agreement with Goldman Sachs & Co., to pay the total return of Jiangsu Hengrui Medicine Co., Ltd.	$(803)

Buy $138,305	21,700	10/18/2012	Agreement with Goldman Sachs & Co., to pay the total return of Tianjin Tasly Pharmaceutical Co., Ltd.	$39,277

Buy $293,095	46,400	10/17/2012	Agreement with Goldman Sachs & Co., to pay the total return of Tianjin Tasly Pharmaceutical Co., Ltd.	$86,620

Buy $142,470	22,000	10/19/2012	Agreement with Goldman Sachs & Co., to pay the total return of Tianjin Tasly Pharmaceutical Co., Ltd.	$37,568

Buy $194,799	58,000	07/18/2013	Agreement with Goldman Sachs & Co., to pay the total return of China Resources Sanjiu Medicine Co., Ltd.	$16,318

Buy $220,122	64,700	07/19/2013	Agreement with Goldman Sachs & Co., to pay the total return of China Resources Sanjiu Medicine Co., Ltd.	$15,382

Buy $114,396	33,900	07/22/2013	Agreement with Goldman Sachs & Co., to pay the total return of China Resources Sanjiu Medicine Co., Ltd.	$8,999

Buy $90,003	26,700	07/23/2013	Agreement with Goldman Sachs & Co., to pay the total return of China Resources Sanjiu Medicine Co., Ltd.	$7,184

Buy $74,573	35,667	06/20/2013	Agreement with Goldman Sachs & Co., to pay the total return of Kangmei Pharmaceutical Co., Ltd.	$15,308

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

DERIVATIVE CONTRACTS

EQUITY SWAPS (CONTINUED)

Notional Amount	Shares	Maturity Date	Description	Unrealized Appreciation (Depreciation)

Sell $(3,092,088)	(2,150)	02/07/2013	Agreement with Goldman Sachs & Co., to sell the total return of S & P 500 Index in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 15 bps.	$(5,352)

Sell $(17,302,916)	(132,000)	10/30/2013	Agreement with Goldman Sachs & Co., to sell the total return of the Orbimed Custom Index Modified Short Hedge in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 92 bps.	$22,796

Sell $(5,268,710)	(46,300)	08/01/2013	Agreement with Goldman Sachs & Co., to sell the total return of the Goldman Sachs Custom Device Basket in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 40 bps.	$(361,370)

				$343,121

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

The following is a summary of the inputs used in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. There was one transfer from Level 2 to Level 1 as of September 30, 2012, due to the removal of a restriction on the security that existed at December 31, 2011.

ASSETS TABLE

	Total Fair Value at September 30,	Level 1	Level 2	Level 3
Description	2012

Investments in Securities
Corporate Bonds
Medical - Biomedical/Genetics	$1,297,869	$—	$1,297,869	$—
Medical - Drugs	2,092,942	—	811,442	1,281,500

Total Corporate Bonds	3,390,811	—	2,109,311	1,281,500

Common Stock
Diagnostic Equipment	2,598,000	2,598,000	—	—
Diagnostic Kits	3,936,480	3,936,480	—	—
Disposable Medical Equipment	2,778,573	2,778,573	—	—
Drug Delivery Systems	2,764,240	2,764,240	—	—
Instruments - Scientific	4,690,950	4,690,950	—	—
Medical - Biomedical/Genetics	48,249,784	48,249,784	—	—
Medical - Drugs	67,596,645	66,391,792	—	1,204,853
Medical - Generic Drugs	16,244,824	16,244,824	—	—
Medical - HMO	10,386,600	10,386,600	—	—
Medical Instruments	3,494,095	3,494,095	—	—
Medical Products	3,884,256	3,884,256	—	—
Patient Monitoring Equipment	870,480	870,480	—	—
Pharmacy Services	4,637,580	4,637,580	—	—
Therapeutics	16,863,843	16,863,843	—	—

Total Common Stock	188,996,350	187,791,497	—	1,204,853

Warrants
Medical - Biomedical/Genetics	1,310,298	—	—	1,310,298

Total Warrants	1,310,298	—	—	1,310,298

Purchased Options
Health & Biotechnology	5,600	5,600	—	—
Medical - Biomedical/Genetics	178,175	178,175	—	—
Medical - Drugs	159,290	159,290	—	—
Medical Instruments	18,575	18,575	—	—
Medical Products	300	300	—	—
Pharmacy Services	40,600	40,600	—	—
Stock Index	15,260	15,260	—	—
Therapeutics	11,200	11,200	—	—

Total Purchased Options	429,000	429,000	—	—

Total Investments in Securities	$194,126,459	$188,220,497	$2,109,311	$3,796,651

Derivative Contracts
Swaps	781,923	—	781,923	—

Total Derivative Contracts	$781,923	$—	$781,923	$—

Total Assets	$194,908,382	$188,220,497	$2,891,234	$3,796,651

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

LIABILITIES TABLE

	Total Fair Value at September 30,	Level 1	Level 2	Level 3
Description	2012

Securities Sold, Not Yet Purchased
Common Stock Sold, Not Yet Purchased
Diagnostic Equipment	$(534,905)	$(534,905)	$—	$—
Diagnostic Kits	(3,658,269)	(3,658,269)	—	—
Diversified Operations/Commercial Services	(1,247,220)	(1,247,220)	—	—
Filtration/Separate Products	(2,222,150)	(2,222,150)	—	—
Instruments - Scientific	(4,101,440)	(4,101,440)	—	—
Medical - Biomedical/Genetics	(12,841,380)	(12,841,380)	—	—
Medical - Drugs	(18,265,974)	(18,265,974)	—	—
Medical - Generic Drugs	(1,220,000)	(1,220,000)	—	—
Medical - Wholesale Drug Distribution	(1,393,560)	(1,393,560)	—	—
Medical Instruments	(3,024,574)	(3,024,574)	—	—
Medical Labs & Testing Services	(1,996,670)	(1,996,670)	—	—
Medical Products	(16,840,083)	(16,840,083)	—	—
Optical Supplies	(1,593,710)	(1,593,710)	—	—
Therapeutics	(3,695,304)	(3,695,304)	—	—

Total Common Stock Sold, Not Yet Purchased	(72,635,239)	(72,635,239)	—	—

Exchange Traded Funds Sold, Not Yet Purchased Stock Index	(3,166,460)	(3,166,460)	—	—

Total Exchange Traded Funds Sold, Not Yet Purchased	(3,166,460)	(3,166,460)	—	—

Total Securities Sold, Not Yet Purchased	$(75,801,699)	$(75,801,699)	$—	$—

Derivative Contracts
Written Options
Medical - Biomedical/Genetics	(119,375)	(119,375)	—	—
Medical - Drugs	(91,450)	(91,450)	—	—
Medical Instruments	(7,000)	(7,000)	—	—
Pharmacy Services	(40,600)	(40,600)	—	—

Total Written Options	(258,425)	(258,425)	—	—

Swaps	(438,802)	—	(438,802)	—

Total Derivative Contracts	$(697,227)	$(258,425)	$(438,802)	$—

Total Liabilities	$(76,498,926)	$(76,060,124)	$(438,802)	$—

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of December 31, 2011	Accrued discounts/ premiums	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation	Purchases	(Sales/ paydowns)	Transfers in and/or out of Level 3 *	Balance as of September 30, 2012

Investments in Securities

Corporate Bonds

Medical – Biomedical/Genetics	$1,358,207	$(154)	$-	$161,329	$8,800	$(230,313)	$(1,297,869)	$-

Medical – Drugs	6,405,265	(19,354)	(842,159)	489,512	-	(3,940,322)	(811,442)	1,281,500

Total Corporate Bonds	7,763,472	(19,508)	(842,159)	650,841	8,800	(4,170,635)	(2,109,311)	1,281,500

Common Stock

Medical – Drugs	-	-	-	291,853	913,000	-	-	1,204,853

Total Common Stock	-	-	-	291,853	913,000	-	-	1,204,853

Warrants

Medical – Biomedical/Genetics	-	-	-	-	-	-	1,310,298	1,310,298

Total Corporate Bonds	-	-	-	-	-	-	1,310,298	1,310,298

Ending Balance	$7,763,472	$(19,508)	$(842,159)	$942,694	$921,800	$(4,170,635)	$(799,013)	$3,796,651

* The transfers into Level 3 at September 30, 2012 were due to adjustments made to the observable volatility level used to model the warrants and transfers out of Level 3 were due to the greater availability and transparency of broker quotes for certain securities during the period.

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2012 is $1,319,306.

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

Investments in Securities – By Country	September 30, 2012 Percentage of Members’ Capital (%)
United States	59.06%
Japan	8.23%
Switzerland	7.77%
Cayman Islands	2.18%
China	1.83%
Bermuda	1.65%
Norway	1.07%
Ireland	1.06%
Denmark	0.24%
Israel	0.24%
Belgium	(0.44%)
Spain	(0.53%)
Italy	(0.69%)
France	(0.70%)
Australia	(0.88%)
Sweden	(1.00%)
United Kingdom	(1.17%)

Investments in Derivative Contracts – By Country	September 30, 2012 Percentage of Members’ Capital (%)
United States	0.06%

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

Portfolio Valuation

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles (“GAAP”), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various inputs are used in determining the fair value of the Fund’s investments which are summarized in the three broad levels listed below.

Level 1— quoted prices in active markets for identical securities.

Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit spread, etc.)

Level 3— significant unobservable inputs (including the Fund’s own assumptions and indicative non-binding broker quotes.)

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table within the Schedule of Portfolio Investments.

GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosure for each class of assets and liabilities requires greater disaggregation than the Fund’s line items in the Statement of Assets, Liabilities and Members’ Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Level 1, Level 2, and Level 3).

For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

The valuation process is governed by a Valuation Policy and Procedures document (the “Valuation Policy”) which has been approved by the Board of Directors of the Fund. The Valuation Policy governs the valuation of all securities comprising the net asset value of the Fund and defines the valuation principles and pricing conventions for each security type as described below. In addition, the Valuation Policy establishes a valuation committee (the “Valuation Committee”). The Valuation Committee is specifically responsible for the implementation of the Valuation Policy. The Valuation Committee reviews policy exceptions and the implementation of the Valuation Policy. The Valuation Committee will escalate issues to the Board of

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

Directors as required. The Valuation Committee also reviews and approves the specific valuation methodology implemented for new and existing investments in securities of private companies that are held in the Fund. The voting members of the Valuation Committee are non-investment team personnel.

Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, using the average of the final bid and ask prices as of the measurement date, as reported by such exchange.

Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no trade took place, the securities are valued using the average of the final bid and ask prices as of the measurement date.

Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at the average of the final bid and ask prices as of the measurement date. Other marketable securities for which market quotations are readily available are valued at the average of the final bid and ask prices as of the measurement date, as obtained from one or more dealers making markets for such securities.

Options and warrants that are not listed or admitted to trading on an exchange or that are listed on an exchange which does not accurately represent such securities’ true value will be valued at the average of the final bid and ask prices provided by a reputable dealer. Options and warrants may also be valued according to a valuation model or volatility formula pursuant to the Fund’s valuation policy and procedures using inputs such as the price of underlying or reference assets, the terms of the option or warrant position, the amount of time until exercise and volatility levels which may be adjusted to more accurately reflect fair value. Due to these factors, the Fund classifies these securities as Level 3 positions. The Fund held $1,310,298 in warrants at September 30, 2012.

Open total return swap agreements are valued using contractual terms, quoted inputs and may be valued by independent valuation models.

When the Fund purchases restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be fair value less a discount to reflect contractual or legal restrictions limiting resale for those securities. Such discount is reduced over the period of the restriction. There were no PIPEs held in the Fund at September 30, 2012.

Consistent with its strategy, a portion of the Fund’s long portfolio ($2,486,353 at September 30, 2012) is comprised of relatively illiquid or thinly traded investments that are not actively traded on a recognized security exchange. All such securities held by the Fund at September 30, 2012 were valued on the basis of indicative prices provided by external pricing sources including dealers active in the relevant markets. Due to the nature of the Fund’s strategy, multiple pricing sources on individual securities may not be available. Values assigned at September 30, 2012 may differ significantly from values that would have been used had a broader market for the investments existed. In the case where multiple pricing sources are not available, the Fund classifies these securities as Level 3 positions.

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

For non exchange traded securities, the valuation process described above represents a good faith approximation of the fair value of an asset and is used where there is no public market or possibly no market at all for a company’s securities. The fair value established may differ significantly from the values that would have been used had a ready market for the securities existed and the differences could be material. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the valuations currently assigned. As a result, the Fund’s issuance or repurchase of its interests at a time when it owns securities which utilize valuation techniques that are not readily observable and significant to the fair value measurement may have the effect of diluting or increasing the economic interest of existing investors.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UBS Eucalyptus Fund, L.L.C.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	November 27, 2012

By (Signature and Title)*	/s/ Nicholas Vagra
Nicholas Vagra, Principal Accounting Officer

Date	November 27, 2012

*	Print the name and title of each signing officer under his or her signature.